Basis of Presentation - Impacts of Applying IFRS 15 on Prior Period Consolidated Statement of Income (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020 [1]	Oct. 31, 2019	Oct. 31, 2018
Non-Interest Revenue
Securities commissions and fees	$ 1,036	$ 1,023	$ 1,025
Deposit and payment service charges	1,221	1,204	1,134
Card fees	358	437	428
Investment management and custodial fees	1,807	1,747	1,749
Underwriting and advisory fees	1,070	975	943
Other	406	551	546
Non-Interest Revenue	11,215	12,595	11,467
Non-Interest Expense
Employee compensation	7,944	8,423	7,461
Travel and business development	384	545	519
Professional fees	555	568	572
Other	1,168	1,256	1,387
Non-Interest Expense	14,177	14,630	13,477
Provision for income taxes	1,251	1,514	1,961
Net Income	$ 5,097	$ 5,758	5,453
Increase (decrease) due to application of IFRS 15 [member]
Non-Interest Revenue
Securities commissions and fees			(4)
Deposit and payment service charges			(10)
Card fees			(136)
Investment management and custodial fees			7
Underwriting and advisory fees			7
Other			4
Non-Interest Revenue			(132)
Non-Interest Expense
Employee compensation			2
Travel and business development			(154)
Professional fees			8
Other			8
Non-Interest Expense			(136)
Provision for income taxes			1
Net Income			$ 3

[1]	Certain comparative figures have been reclassified to conform with the current year’s presentation.